Leases	12 Months Ended
Dec. 31, 2018
Leases
Leases

18.         Leases

Operating leases

Lease contracts entered into by the Company are as follows:

a.As lessee

Cost and expenses of operating leases:

In October 2008, the Company acquired the shares of Consorcio Grupo Hotelero T2, S.A. de C.V. As a result of this acquisition, the Company assumed the commitments established in the lease agreement signed with the Mexico City International Airport for a period of 20 years, to construct, prepare and operate a hotel, and manage commercial areas at Terminal 2 of the Mexico City International Airport, establishing a minimum guaranteed income (“MGI”) of Ps.18,453 annually as rent, plus a royalty of the 18% of the hotel’s revenue. The MGI will be adjusted on an annual basis using the NCPI.

The Company entered into a lease agreement, a minimum rent of Ps.8,126 was established. The rent will be adjusted annually based on the NCPI with a 3% minimum increase.

Payments recognized as cost and expense:

	Year ended December 31,
	2018		2017		2016
Costs and leasing expenses	Ps.	52,272	Ps.	53,070	Ps.	47,649

Operating lease commitments:

	Year ended December 31,
	2018		2017		2016
Duration:
Less than one year	Ps.	34,956	Ps.	37,053	Ps.	27,950
Greater than 1 year and less than 5 years		129,724		139,359		104,984
Greater than 5 years		163,973		192,846		192,471
Total	Ps.	328,653	Ps.	369,258	Ps.	325,405

b.As lessor

Revenues from operating leases

Mainly related to leases entered into by the Company, which are based on monthly rental payments that generally increase each year based on the NCPI, and/or the greater of a guaranteed minimum monthly rent plus a percentage of monthly income of the tenant. As of December 31, 2018, the committed future rents are as follows:

	Year ended December 31,
	2018		2017		2016
Duration:
Less than 1 year	Ps.	562,681	Ps.	287,650	Ps.	402,871
Greater than 1 year and less than 5 years		1,002,351		542,063		741,320
Greater than 5 years		240,584		117,911		321,870
Total	Ps.	1,805,616	Ps.	947,624	Ps.	1,466,061

Minimum lease payments in the table above do not include contingent rentals, such as increases by NCPI or increases by a percentage of the monthly income of the lessee. Contingent rental income recorded for the years ended December 31, 2018, 2017 and 2016 were Ps.229,727, Ps.204,172 and Ps.178,469, respectively.

Revenues from operating leases are disclosed in note 27.

c.Financial lease (as lessee)

	December 31,
	2018		2017
Total long-term financial lease (1)	Ps.	28,806	Ps.	37,450
Current portion		(12,948)		(6,592)
Long-term financial lease	Ps.	15,858	Ps.	30,858
(1)

Financial obligations for financial lease contracts for aerocars and other equipment, which accrue up to 48 monthly rents, principal and interest payments are made monthly, with monthly maturities until June 2021.